Financial instruments and Retirement benefit obligations - Financial instruments - Transfers (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jun. 27, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Transfer from Level 1 to Level 2 assets		$ 0	$ 0
Transfer from Level 2 to Level 1 assets		0	0
Transfer from Level 1 to Level 2 liabilities		0	0
Transfer from Level 2 to Level 1 liabilities		$ 0	0
Transfer into Level 3 assets			0
Transfer out of Level 3 assets			0
Transfer into Level 3 liabilities			0
Transfer out of Level 3 liabilities			$ 0
Investments.
Disclosure of detailed information about financial instruments [line items]
Transfer out of Level 3 assets	$ 20